Receivables (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 8,468	$ 6,505	$ 1,446
Charged to costs and expenses, net of recoveries	31	2,001	6,463
Amounts written off	(1,106)	(38)	(1,404)
Balance at end of period	$ 7,393	$ 8,468	$ 6,505